Leases	12 Months Ended
Jun. 30, 2021
Disclosure of leases [text block] [Abstract]
Leases

Note 14. Leases

(i)	Amounts recognized in the balance sheet

The balance sheet shows the following amounts relating to leases:

	30 June 2021 A$	30 June 2020 A$
Right-of-use assets[1]
Properties	19,471	58,095
	19,471	58,095
Lease liabilities[2]
Current	20,498	42,176
Non-current	-	18,929
	20,498	61,105

1.	Included in the line item ‘property, plant and equipment’ in the consolidated balance sheet.

2.	Included in the line items ‘other current liabilities’ and ‘other non-current liabilities’ in the consolidated balance sheet.

(ii)	Amounts recognized in the statement of profit or loss

The statement of profit or loss shows the following amounts relating to leases:

	2021 A$	2020 A$
Depreciation charge of right-of-use assets
Properties	38,624	38,729
	38,624	38,729
Interest expense (included in finance cost)	1,152	4,192
Expense relating to short-term leases (included in other expenses)	-	-
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	-	-
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)	-	-
Cash paid for principal payments	40,607	41,390

The total finance cash outflow for leases in 2021 was A$1,152.

The total finance cash outflow for leases in 2020 was A$4,192.

(iii)	The group’s leasing activities and how these are accounted for

In January 2019, the group entered into a three-year commercial lease in Blackburn North. The lease is for the use of warehousing and office facilities. This lease includes an extension option for a further 3 years by written request to the landlord before 31 December 2021. There is no variability and no covenants included in the lease.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable
●	variable lease payment that are based on an index or a rate
●	amounts expected to be payable by the lessee under residual value guarantees
●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and
●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the group’s incremental borrowing rate.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability
●	any lease payments made at or before the commencement date, less any lease incentives received
●	any initial direct costs, and
●	restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT-equipment and small items of office furniture.